JD Digits reorganization (Details 5) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
JD Digits
JD Digits reorganization
Maximum exposure to loss	¥ 3,902,238,000	¥ 12,076,035,000
Held-for-sale | JD Digits
JD Digits reorganization
Profit sharing payments recognized	¥ 0